Intangible assets, net	12 Months Ended
Mar. 31, 2012
Intangible assets, net
9.	Intangible assets, net

The following table summarizes the carrying amount of intangible assets comprise:

	As of March 31, 2011
	Fair value at the date of acquisition	Accumulated amortization	Net carrying value
	US$	US$	US$
Customer contracts	16,270	1,851	14,419
Intellectual property (consists of software and related process know-how)	3,423,682	167,012	3,256,670

Total intangible assets, net	3,439,952	168,863	3,271,089

	As of March 31, 2012
	Gross carrying value	Accumulated amortization	Net carrying value
	US$	US$	US$
Customer contracts	14,547	6,465	8,082
Intellectual property (consists of software and related process know-how)	3,060,969	583,042	2,477,927

Total intangible assets, net	3,075,516	589,507	2,486,009

Customer contracts and intellectual property are amortized on a straight line basis over a period of three and seven years, respectively. The Company recognized amortization expense of intangible assets of US$168,863 and US$ 470,845 in fiscal 2011 and 2012 respectively. The aggregate estimated amortization expense for intangible assets for each of the five succeeding fiscal years is given in the table below:

Year ending March 31,	US$
2013	442,130
2014	440,514
2015	437,281
2016	437,281
2017	437,281
and thereafter	291,522